BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details) ৳ in Millions, $ in Millions, ₽ in Billions					1 Months Ended			6 Months Ended			9 Months Ended
	Jun. 30, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Mar. 09, 2022 RUB (₽)	Apr. 30, 2022 USD ($) loan	Feb. 28, 2022 USD ($)	Feb. 28, 2022 RUB (₽)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	[1]	Sep. 30, 2022 USD ($)	Sep. 30, 2022 RUB (₽)	Aug. 29, 2023 employee	Jul. 31, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 26, 2023 BDT (৳)	Apr. 25, 2023 company	Apr. 19, 2023 USD ($)	Jan. 30, 2023	Jul. 05, 2022 USD ($) legalProceeding	Apr. 30, 2022 RUB (₽)
Disclosure of voluntary change in accounting policy [line items]
Damages sought															$ 76	৳ 8,231
Repayments of debt								$ 688	$ 1,521
2023 put options
Disclosure of voluntary change in accounting policy [line items]
Amendment fee payable																			2.00%
Purchase price, % of principal amount																			102.00%
October 2023 notes
Disclosure of voluntary change in accounting policy [line items]
Notes and debentures issued	$ 364							364										$ 165
December 2023 notes
Disclosure of voluntary change in accounting policy [line items]
Notes and debentures issued	406							$ 406										$ 294
VTB Bank bilateral term loan
Disclosure of voluntary change in accounting policy [line items]
Repayments of debt				₽ 30		$ 396	₽ 30
Tenor				7 years
Sberbank and Alfa Bank
Disclosure of voluntary change in accounting policy [line items]
Number of group level loans | loan					2
Facility amount					$ 1,112																₽ 90
Notes at 5.95%
Disclosure of voluntary change in accounting policy [line items]
Borrowings, interest rate		5.95%	5.95%
Notes at 7.25%
Disclosure of voluntary change in accounting policy [line items]
Borrowings, interest rate		7.25%	7.25%
Russia
Disclosure of voluntary change in accounting policy [line items]
Consideration paid	$ 1,494	$ 1,900	₽ 130								$ 1,900	₽ 130
PJSC Vimpelcom
Disclosure of voluntary change in accounting policy [line items]
Legal proceedings lodged | legalProceeding																				3
Damages sought																				$ 22
Disposal of major subsidiary
Disclosure of voluntary change in accounting policy [line items]
Cash on hand														$ 2,430
Introduction of new legal framework
Disclosure of voluntary change in accounting policy [line items]
Companies on the decree 302 list | company																	2
Ukraine and Russia | Ultimate beneficial owners
Disclosure of voluntary change in accounting policy [line items]
Sanction period								10 years
Ukraine and Russia | Ultimate beneficial owners
Disclosure of voluntary change in accounting policy [line items]
Number of employees | employee													32,000

[1]	Prior period comparatives are adjusted following the classification of Russia as a discontinued operation (see Note 5).